Other Current Liabilities and Accrued Expenses (Tables)	3 Months Ended
Mar. 31, 2021
Other Current Liabilities and Accrued Expenses
Schedule of Other Current Liabilities and Accrued Expenses

Other current liabilities and accrued expenses consist of the following (in thousands):

		December 31,
	March 31, 2021	2020
Accrued interest	$3,805	$3,991
Accrued agency fees and commissions	4,446	5,950
Other	10,469	8,615
Total	$18,720	$18,556